UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington , DC 20549

FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill , New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-453-4392

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 3. Exhibits.

Filed as exhibits herewith are a separate certification for Registrant's principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 6, 2008

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	May 6, 2008